Operating segments - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Products And Services [Line Items]
Sales revenues	$ 40,030	$ 33,781	$ 34,829
Iron Ore [Member]
Disclosure Of Products And Services [Line Items]
Sales revenues	20,010	15,855	15,239
Aluminium [Member]
Disclosure Of Products And Services [Line Items]
Sales revenues	10,864	9,342	9,904
Copper [member]
Disclosure Of Products And Services [Line Items]
Sales revenues	1,760	1,609	1,577
Coal [member]
Disclosure Of Products And Services [Line Items]
Sales revenues	2,822	2,567	2,703
Industrial minerals [member]
Disclosure Of Products And Services [Line Items]
Sales revenues	2,060	1,954	2,155
Gold [member]
Disclosure Of Products And Services [Line Items]
Sales revenues	378	608	1,063
Diamonds [member]
Disclosure Of Products And Services [Line Items]
Sales revenues	706	613	698
Other Product [Member]
Disclosure Of Products And Services [Line Items]
Sales revenues	$ 1,430	$ 1,233	$ 1,490